COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Minimum Rental Payments Required Under Operating Lease

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2012 are as follows:

Years ending March 31	Millions of Yen
2013	¥22,650
2014	19,888
2015	14,224
2016	8,318
2017	4,661
2018 and thereafter	8,556

Total	¥78,297